Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


[Graphic Omitted]

Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------
                                                                 As of 12/31/03

Personal Strategy Balanced Portfolio                                    $25,444

Combined Index Portfolio *                                              $22,953

Merrill Lynch-Wilshire Capital Market Index                             $23,910


                  Merrill Lynch-Wilshire    Combined Index    Personal Strategy
                    Capital Market Index         Portfolio   Balanced Portfolio

12/30/94                         $10,000           $10,000              $10,000

12/95                             12,809            12,537               12,866

12/96                             14,576            14,149               14,694

12/97                             17,931            16,876               17,345

12/98                             21,239            19,824               19,829

12/99                             24,643            22,674               21,497

12/00                             23,334            22,008               22,660

12/01                             22,119            21,009               22,113

12/02                             19,940            19,064               20,388

12/03                             23,910            22,953               25,444

* The Combined Index Portfolio is composed of 60% stocks (51% Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03           1 Year            5 Years             12/30/94
--------------------------------------------------------------------------------

Personal Strategy Balanced
Portfolio                         24.80%              5.11%              10.93%

Combined Index Portfolio*         20.40               2.97                9.67**

Merrill Lynch-Wilshire Capital
Market Index                      19.91               2.40               10.17**

* An unmanaged portfolio composed of 60% stocks (51% Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

**   Benchmark since-inception data for the time period 12/30/94 to 12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Dear Shareholder,

We are pleased to report that your fund returned a strong 24.80% for the 12 months ended December 31, 2003. The fund outperformed its benchmarks significantly, aided by solid results from the fund's domestic and foreign equity and high-yield bond allocations.

As you know, the fund's objective is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash--with 10-percentage-point variations above and below these levels permitted for each asset class.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Despite improving economic prospects, money market rates have remained very low because Fed officials have repeatedly stated that monetary policy can remain accommodative "for a considerable period" due to low inflation. Longer-term interest rates fell to 45-year lows in June but rebounded in the second half of 2003 because of the strengthening economy, a heavy new supply of Treasury securities, and reduced demand for U.S. government bonds.

Interest Rate Levels
--------------------------------------------------------------------------------

[Graphic Omitted]


                               10-Year              5-Year               90-Day
                         Treasury Note       Treasury Note        Treasury Note
12/31/02                          3.81                2.73                 1.19

                                  3.96                2.93                 1.17

                                  3.69                2.66                 1.19

3/03                              3.8                 2.71                 1.11

                                  3.84                2.75                 1.11

                                  3.37                2.29                 1.1

6/03                              3.51                2.41                 0.85

                                  4.41                3.22                 0.94

                                  4.46                3.46                 0.97

9/03                              3.94                2.83                 0.94

                                  4.29                3.24                 0.95

                                  4.33                3.35                 0.93

12/31/03                          4.25                3.25                 0.9

Major Index Returns
--------------------------------------------------------------------------------

                                                                       12-Month
Period Ended 12/31/03                                                    Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       28.68%

Russell 2000 Index                                                        47.25

Wilshire 4500 Index                                                       43.84

MSCI EAFE Index                                                           39.17

Lehman Brothers U.S. Aggregate Index                                       4.10

Citigroup 3-Month
Treasury Bill Index                                                        1.08


The Major Index Returns table shows how various asset classes performed over the course of 2003. Equities posted very strong results, with small-cap stocks (Russell 2000) faring best, while the stocks in the large-cap S&P 500 Stock Index had solid returns but trailed smaller stocks. Foreign equities (MSCI EAFE Index) gained nearly 40%, aided by a declining dollar. Bond results (as measured by the Lehman Brothers U.S. Aggregate Index) trailed equities by a wide margin, although high-yield and non-U.S. bonds were strong performers.

Portfolio Holdings
--------------------------------------------------------------------------------

                                                                     Percent of
                                                                     Net Assets
                                                                       12/31/03
--------------------------------------------------------------------------------

Money Market Securities                                                     3.0%
--------------------------------------------------------------------------------

Bonds                                                                      31.1%
--------------------------------------------------------------------------------

  Treasuries/Agencies                                                       6.7

  Mortgage-Backed                                                           6.1

  Domestic Corporate Bonds                                                 14.9

  Foreign Corporate Bonds                                                   3.4

  Convertible                                                               0.0

Stocks                                                                     65.9%
--------------------------------------------------------------------------------

  Five Largest Stock Holdings:

  Citigroup                                                                 0.9

  Tyco International                                                        0.9

  Pfizer                                                                    0.9

  Vodafone                                                                  0.7

  UnitedHealth Group                                                        0.7


The Portfolio Holdings table shows how the fund's assets were allocated as of December 31, 2003. Stocks represented 65.9% of net assets, up from 64.3% the year earlier, while bonds accounted for 31.1%, down from 33.4%, reflecting our decision to emphasize stocks in the coming months. Money market securities stood at 3.0%.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 22, 2004

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

                                 For a share outstanding throughout each period
                      ----------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99

NET ASSET VALUE
Beginning of period  $   13.22   $   14.72   $   15.54 $   16.00     $   16.16

Investment activities
  Net investment
  income (loss)           0.32*       0.36        0.43      0.49          0.49

  Net realized and
  unrealized
  gain (loss)             2.92       (1.50)      (0.82)     0.35          0.80

  Total from
  investment
  activities              3.24       (1.14)      (0.39)     0.84          1.29

Distributions
  Net investment
  income                 (0.32)      (0.36)      (0.43)    (0.48)        (0.49)

  Net realized gain      (0.01)          -           -     (0.82)        (0.96)

  Total distributions    (0.33)      (0.36)      (0.43)    (1.30)        (1.45)

NET ASSET VALUE
End of period        $   16.13   $   13.22   $   14.72 $   15.54     $   16.00
                     ----------------------------------------------------------

Ratios/Supplemental Data

Total return^            24.80%*    (7.80)%     (2.41)%      5.41%       8.41%

Ratio of total
expenses to
average
net assets                0.88%*      0.90%       0.90%      0.90%       0.90%

Ratio of net
investment
income (loss)
to average
net assets                2.19%*      2.57%       2.91%      3.08%       3.03%

Portfolio
turnover rate             73.8%      100.9%       81.5%      55.4%       51.3%

Net assets,
end of period
(in thousands)        $ 106,206   $  89,690   $ 103,413  $ 109,713   $  85,259


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses permanently waived (0.02% of average net assets) related to investments in T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report
December 31, 2003

                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS 65.8%

CONSUMER DISCRETIONARY 9.6%

Auto Components 0.2%

Autoliv (SEK)                                        2,500                   95

Denso (JPY)                                          2,800                   55

Keystone Automotive *                                1,000                   26

Koito Manufacturing (JPY)                            5,000                   30

Strattec Security *                                    300                   18

                                                                            224

Automobiles 1.1%

Ford Motor                                          26,700                  427

Fuji Heavy Industries (JPY)                          7,000                   34

Harley-Davidson                                      5,000                  238

Honda (JPY)                                          1,500                   67

Peugeot (EUR)                                        1,068                   54

Toyota Motor (JPY)                                   6,800                  230

Volkswagen (EUR)                                     1,784                   99

Winnebago                                              100                    7

                                                                          1,156

Distributors 0.0%

Cycle & Carriage (SGD)                               2,501                    9

                                                                              9

Hotels, Restaurants & Leisure 1.2%

Applebee's                                             675                   26

Carnival                                             4,900                  195

CEC Entertainment *                                    500                   24

Chicago Pizza & Brewery *                              400                    6

Compass (GBP)                                       11,335                   77

International Game Technology                        6,500                  232

McDonald's                                           3,400                   84

MGM Mirage *                                         1,200                   45

Mitchells & Butlers (GBP)                            9,273                   37

Red Robin Gourmet Burgers *                            400                   12

Ruby Tuesday                                         1,900                   54

Sonic *                                              1,225                   38

Starbucks *                                          3,600                  119

Starwood Hotels & Resorts
  Worldwide, Class B, REIT                           5,900                  212

The Cheesecake Factory *                             1,200                   53

Whitbread (GBP)                                      5,573                   72

                                                                          1,286

Household Durables 1.0%

Harman International                                   600                   44

Jarden Corporation *                                   450                   12

Newell Rubbermaid                                   18,300                  417

Persimmon (GBP)                                      4,518                   43

Pioneer (JPY)                                        3,700                  102

SEB (EUR)                                              260                   33

Sony (JPY)                                           2,400                   83

Thomson (EUR)                                        6,436                  137

Tupperware                                          10,600                  184

                                                                          1,055

Internet & Catalog Retail 0.1%

Alloy Online *                                         700                    4

e-Bay *                                              2,000                  129

priceline.com *                                        200                    3

                                                                            136

Leisure Equipment & Products 0.4%

Brunswick                                            1,700                   54

Eastman Kodak                                        9,500                  244

MarineMax *                                            900                   17

Polaris Industries                                     300                   27

SCP Pool *                                           1,725                   56

                                                                            398

Media 3.4%

Astro All Asia, 144A (MYR) *                        14,900                   17

British Sky Broadcast (GBP) *                        5,008                   63

Clear Channel Communications                         7,501                  351

Comcast
Comcast, Class A *                                   4,316                  142

Comcast, Class A Special *                           8,200                  256

Disney                                              16,900                  394

EchoStar Communications
  Class A *                                          5,800                  197

Emmis Communications, Class A *                      1,000                   27

Entercom Communications *                              300                   16

Fuji Television Network (JPY)                            8                   43

Getty Images *                                         300                   15

Liberty Media, Class A *                            16,376                  195

New York Times, Class A                              7,900                  378

News Corporation (AUD)                               6,005                   54

News Corporation ADR                                 1,000                   36

Omnicom                                              1,900                  166

Publicis (EUR)                                       1,553                   50

Reader's Digest, Class A                             7,700                  113

Scholastic *                                         1,800                   61

Scripps, Class A                                     1,800                  170

Sinclair Broadcast Group
  Class A *                                            300                    5

Singapore Press (SGD)                                1,000                   11

Time Warner *                                       11,800                  212

Univision Communications
  Class A *                                          5,200                  207

Viacom, Class B                                      9,190                  408

Washington Post, Class B                                14                   11

WPP Group ADR                                          900                   44

Young Broadcasting, Class A *                          600                   12

                                                                          3,654

Multiline Retail 0.6%

Family Dollar Stores                                   200                    7

Marui (JPY)                                          4,000                   50

Neiman Marcus, Class A *                             1,000                   54

Nordstrom                                            7,400                  254

Target                                               7,200                  277

                                                                            642

Specialty Retail 1.4%

AC Moore Arts & Crafts *                               300                    6

AnnTaylor Stores *                                   1,900                   74

Best Buy                                             2,900                  152

Charles Vogele (CHF) *                                 627                   40

Christopher & Banks                                  1,275                   25

Dixons (GBP)                                        21,176                   53

Esprit Holdings (HKD)                               10,000                   33

Home Depot                                          17,200                  610

Kesa Electricals (GBP)                               1,963                    9

Linens 'n Things *                                     900                   27

The Finish Line, Class A *                             400                   12

TJX                                                    300                    7

Too *                                                  500                    8

Toys "R" Us *                                       31,500                  398

Ultimate Electronics *                                 400                    3

Valora (CHF)                                           128                   32

                                                                          1,489

Textiles, Apparel, & Luxury Goods 0.2%

Adidas-Salomon (EUR)                                   435                   50

Culp *                                                 100                    1

Dan River, Class A *                                 1,600                    1

Sanyo Shokai (JPY)                                   5,000                   32

Stride Rite                                          1,900                   22

Unifi *                                              1,300                    8

Yue Yuen Industrial (HKD)                           23,400                   64

                                                                            178

Total Consumer Discretionary                                             10,227

CONSUMER STAPLES 5.0%

Beverages 0.8%

Allied Domecq (GBP)                                 10,267                   79

Anheuser-Busch                                       1,400                   74

Coca-Cola                                            5,700                  289

Davide Campari (EUR)                                   850                   41

Kirin Brewery (JPY)                                  8,000                   68

Lion Nathan (NZD)                                   12,900                   58

Orkla, Series A (NOK)                                1,442                   32

PepsiCo                                              4,250                  198

Remy Cointreau (EUR)                                 1,203                   40

                                                                            879

Food & Staples Retailing 1.5%

Carrefour (EUR)                                        983                   54

Casey's General Stores                               3,500                   62

Casino Guichard-Perrachon (EUR)                        615                   60

Coles Myer (AUD)                                     8,557                   49

CVS                                                 15,800                  570

Great Atlantic & Pacific
  Tea Company *                                      1,800                   15

J Sainsbury (GBP)                                   24,374                  136

METRO (EUR)                                          1,928                   85

Performance Food Group *                             1,300                   47

Sysco                                                3,600                  134

Wal-Mart                                             5,600                  297

Wal-Mart de Mexico (MXN)                            36,100                  103

Walgreen                                               300                   11

Wild Oats Markets *                                  1,300                   17

                                                                          1,640

Food Products 1.2%

American Italian Pasta, Class A *                      400                   17

Associated British Foods (GBP)                       5,674                   59

Campbell Soup                                        9,200                  246

CSM (EUR)                                            1,967                   43

General Mills                                        6,460                  293

International Multifoods *                             200                    3

Nestle (CHF)                                           502                  125

Seneca Foods
  Class A *                                            300                    7

  Class B *                                            100                    2

Unilever (GBP)                                      17,132                  159

Unilever ADS                                         3,800                  247

Yamazaki Baking (JPY)                                3,000                   25

                                                                          1,226

Household Products 0.5%

Colgate-Palmolive                                    4,460                  223

Kao (JPY)                                            2,000                   41

Kimberly-Clark                                       3,200                  189

Procter & Gamble                                       500                   50

                                                                            503

Personal Products 0.2%

Chattem *                                              400                    7

Estee Lauder, Class A                                1,400                   55

Fancl (JPY)                                            600                   17

Gillette                                             1,500                   55

L'Oreal (EUR)                                          568                   47

                                                                            181

Tobacco 0.8%

Altria Group                                        12,480                  679

UST                                                  5,530                  197

                                                                            876

Total Consumer Staples                                                    5,305

ENERGY 4.4%

Energy Equipment & Services 1.2%

Atwood Oceanics *                                      800                   25

Baker Hughes                                        13,400                  431

BJ Services *                                        2,800                  100

Cooper Cameron *                                       100                    5

FMC Technologies *                                   2,500                   58

Grant Prideco *                                      3,700                   48

Hanover Compressor *                                   700                    8

Hydril *                                               400                   10

Key Energy Services *                                  900                    9

Lone Star Technologies *                               300                    5

National Oilwell *                                   3,100                   69

Schlumberger                                         4,600                  252

Seacor Smit *                                        1,300                   55

Smedvig, Series A (NOK)                              1,471                   11

Smith International *                                4,200                  174

W-H Energy Services *                                  600                   10

                                                                          1,270

Oil & Gas 3.2%

BP (GBP)                                            11,862                   96

BP ADR                                              11,238                  555

ChevronTexaco                                        3,824                  330

Cia Espanola de Petroleos (EUR)                      3,936                  136

ENI (EUR)                                            6,709                  126

ENI ADR                                                100                   10

Exxon Mobil                                          9,026                  370

Forest Oil *                                         1,600                   46

Marathon Oil                                        10,860                  359

Noble Energy                                         1,200                   53

Norsk Hydro (NOK)                                      942                   58

OMV (EUR)                                               50                    7

Petroleo Brasileiro
  (Petrobras) ADR                                    3,300                   88

Shell Transport & Trading (GBP)                     24,300                  180

Shell Transport & Trading ADR                        4,000                  180

Statoil ASA (NOK)                                   11,333                  127

Tom Brown *                                          1,100                   36

Tonen General Sekiyu (JPY)                           2,000                   17

Total, Series B (EUR)                                1,252                  233

Ultra Petroleum *                                      800                   20

Unocal                                               7,230                  266

Woodside Petroleum (AUD)                             3,833                   43

                                                                          3,336

Total Energy                                                              4,606

FINANCIALS  14.5%

Capital Markets  2.7%

Bank of New York                                     3,600                  119

Charles Schwab                                       8,950                  106

Credit Suisse Group (CHF)                            2,834                  104

Deutsche Bank (EUR)                                  1,342                  111

Franklin Resources                                   2,900                  151

Goldman Sachs Group                                  2,200                  217

Investor's Financial Services                        1,100                   42

Legg Mason                                           1,500                  116

Macquarie Bank (AUD)                                 3,124                   84

Mellon Financial                                    21,080                  677

Merrill Lynch                                        5,600                  328

Morgan Stanley                                       4,600                  266

National Financial Partners                            500                   14

Nomura Holdings (JPY)                                4,000                   68

Northern Trust                                       3,800                  176

State Street                                         6,500                  339

                                                                          2,918

Commercial Banks 4.8%

77 Bank (JPY)                                        7,000                   39

ABN Amro Holdings (EUR)                              2,685                   63

Alliance & Leicester (GBP)                           8,298                  132

Anglo Irish Bank (EUR)                               9,390                  148

Australia & New Zealand
  Banking (AUD)                                     11,616                  155

Australia & New Zealand
  Banking ADR                                          700                   47

Banca Intesa (EUR)                                  21,279                   83

Banco BPI (EUR)                                     10,434                   38

Banco Santander ADR                                  5,245                  125

Banco Santander Central
  Hispano (EUR)                                     12,397                  147

Bank of America                                      7,800                  627

Bank of Yokohama (JPY)                              17,000                   79

Bank One                                             6,190                  282

Barclays (GBP)                                      30,504                  271

BNL (EUR) *                                         24,653                   59

BNP Paribas (EUR)                                    2,770                  174

Boston Private Financial                               700                   17

Chittenden                                           2,375                   80

Citizens Banking                                     1,900                   62

DBS (SGD)                                            5,489                   48

Dexia (EUR)                                          3,216                   55

Glacier Bancorp                                        542                   18

Grupo Financiero Banorte (MXN)                      21,100                   73

HBOS (GBP)                                           9,941                  128

HSBC (GBP)                                           8,448                  132

Jyske (DKK) *                                        1,019                   54

National Australia Bank (AUD)                        8,153                  184

NORDEA (SEK)                                        23,475                  176

Provident Bankshares                                 1,400                   41

Royal Bank of Scotland (GBP)                         6,917                  203

SEB, Series A (SEK)                                  6,343                   94

Southwest Bancorp                                    1,200                   47

Sumitomo Mitsui Financial (JPY)                         14                   75

Svenska Handelsbanken
  Series A (SEK)                                     5,629                  115

U.S. Bancorp                                        18,100                  539

UniCredito Italiano (EUR)                           16,320                   88

Valley National Bancorp                              1,842                   54

Wells Fargo                                          4,200                  247

WestAmerica                                          1,400                   70

                                                                          5,069

Consumer Finance 0.7%

AIFUL (JPY)                                            700                   51

American Express                                    11,450                  552

SLM Corporation                                      5,000                  189

                                                                            792

Diversified Financial Services 1.0%

Citigroup                                           20,250                  983

ING Groep (EUR)                                      4,340                  101

                                                                          1,084

Insurance 3.3%

Allianz (EUR)                                          838                  106

Ambac                                                  200                   14

American International Group                        10,898                  722

Aspen Insurance Holdings *                             100                    2

Aviva (GBP)                                          8,466                   74

AXA Asia Pacific (AUD)                              31,249                   67

Brown and Brown                                      1,300                   42

China Life Insurance ADR *                           3,100                  102

CNP Assurances (EUR)                                 1,880                   98

Hannover Reckversicherungs (EUR)                     1,257                   44

Harleysville Group                                     700                   14

Hartford Financial Services                          3,300                  195

Horace Mann Educators                                3,200                   45

Infinity Property & Casualty                           800                   26

Markel *                                               200                   51

Marsh & McLennan                                     4,600                  220

Mitsui Sumitomo Insurance (JPY)                     13,000                  107

Ohio Casualty *                                      3,200                   55

PartnerRe                                            1,100                   64

PICC Property &
  Casualty, 144A (HKD) *                             4,000                    2

Prudential (GBP)                                     7,816                   66

QBE Insurance (AUD)                                 10,998                   88

RAS (EUR)                                            5,094                   87

SAFECO                                               9,400                  366

Selective Insurance                                  1,200                   39

St. Paul Companies                                   4,500                  178

Travelers Property
  Casualty, Class A                                  9,992                  168

Triad Guaranty *                                       400                   20

UnumProvident                                        9,100                  143

W. R. Berkley                                          825                   29

XL Capital                                           2,900                  225

                                                                          3,459

Real Estate 1.3%

Arden Realty, REIT                                   1,100                   33

Corio (EUR)                                          1,148                   44

EastGroup Properties, REIT                           1,300                   42

Essex Property Trust, REIT                             100                    7

Federal Realty Investment
  Trust, REIT                                        6,300                  242

Gables Residential Trust, REIT                       1,100                   38

General Property Trust (AUD)                        40,869                   92

Glenborough Realty Trust, REIT                       1,100                   22

Goldcrest (JPY)                                        700                   33

LaSalle Hotel Properties, REIT                         600                   11

Manufactured Home
  Communities, REIT                                    400                   15

Mitsui Fudosan (JPY)                                 4,000                   36

Parkway Properties, REIT                               900                   38

Reckson Associates Realty, REIT                      7,826                  190

Simon Property Group, REIT                           6,096                  283

Sun Hung Kai Properties (HKD)                        9,000                   74

Washington REIT SBI, REIT                            1,300                   38

Wereldhave (EUR)                                       614                   46

Westfield Trust (AUD)                               22,010                   59

Wheelock (HKD)                                      21,000                   26

                                                                          1,369

Thrifts & Mortgage Finance 0.7%

Bradford & Bingley (GBP)                            14,476                   79

Fannie Mae                                           7,720                  579

Frankfort First                                        100                    2

Freddie Mac                                            980                   57

                                                                            717

Total Financials                                                         15,408

HEALTH CARE 7.0%

Biotechnology 0.8%

Abgenix *                                              200                    2

Alexion Pharmaceutical *                               200                    3

Alkermes *                                           1,200                   16

Amgen *                                              5,200                  321

Amylin Pharmaceuticals *                               700                   16

Celltech (GBP) *                                     6,391                   43

Cephalon *                                             476                   23

CSL (AUD)                                            1,614                   22

Cubist Pharmaceuticals *                               800                   10

CV Therapeutics *                                      200                    3

deCODE GENETICS *                                      200                    2

Exelixis *                                           1,300                    9

Genentech *                                            900                   84

Gilead Sciences *                                    2,800                  163

Incyte *                                               400                    3

MedImmune *                                          1,400                   36

Myriad Genetics *                                    1,000                   13

Neurocrine Biosciences *                               600                   33

NPS Pharmaceuticals *                                  400                   12

ONYX Pharmaceuticals *                                 100                    3

OSI Pharmaceuticals *                                  200                    6

Regeneron Pharmaceuticals *                            100                    1

Trimeris *                                             300                    6

Tularik *                                              600                   10

Vertex Pharmaceuticals *                             1,948                   20

ViroPharma *                                           400                    1

                                                                            861

Health Care Equipment & Supplies 0.9%

Analogic                                               600                   25

Baxter International                                 7,900                  241

Boston Scientific *                                  3,600                  132

DJ Orthopedics *                                       400                   11

Edwards Lifesciences *                                 900                   27

Elekta (SEK) *                                       2,083                   39

EPIX Medical *                                         400                    7

Guidant                                                200                   12

Integra LifeServices Holdings *                        100                    3

Matthews International, Class A                      1,900                   56

Medtronic                                            4,000                  194

Nektar Therapeutics *                                  300                    4

Olympus Optical (JPY)                                1,000                   22

Steris *                                             1,500                   34

Stryker                                                800                   68

Thoratec *                                             700                    9

Wilson Greatbatch Technologies *                       700                   30

                                                                            914

Health Care Providers & Services 1.5%

Alliance UniChem (GBP)                               6,092                   56

Anthem *                                               200                   15

Cardinal Health                                      1,000                   61

Celesio (EUR)                                        1,194                   58

Cross Country Healthcare *                             400                    6

Henry Schein *                                       1,100                   74

Hooper Holmes                                        2,800                   17

LabOne *                                               200                    6

Lifeline Systems *                                   1,000                   19

LifePoint Hospitals *                                  200                    6

Medco *                                              2,195                   75

Mid Atlantic Medical Services *                      1,000                   65

Renal Care Group *                                     450                   19

Sunrise Senior Living *                                700                   27

Suzuken (JPY)                                          800                   26

UnitedHealth Group                                  13,300                  774

WellChoice *                                           600                   21

WellPoint Health Networks *                          3,100                  301

                                                                          1,626

Pharmaceuticals 3.8%

Abbott Laboratories                                  4,100                  191

AstraZeneca (GBP)                                      810                   39

AstraZeneca ADR                                      3,000                  145

Atherogenics *                                         900                   13

Aventis (EUR)                                        1,243                   82

Eisai (JPY)                                          2,000                   54

Eli Lilly                                            2,100                  148

Eon Labs *                                             300                   15

Forest Laboratories *                                3,900                  241

Galen Holdings (GBP)                                 4,619                   59

GlaxoSmithKline (GBP)                                6,501                  149

GlaxoSmithKline ADR                                    400                   19

Hisamitsu Pharmaceutical (JPY)                       2,000                   24

Johnson & Johnson                                    5,460                  282

Medicines Company *                                    600                   18

Merck                                                6,100                  282

Novartis (CHF)                                       4,496                  204

Noven Pharmaceuticals *                              1,600                   24

Novo Nordisk, Series B (DKK)                           775                   31

Pfizer                                              25,900                  915

Sanofi-Synthelabo (EUR)                              2,036                  153

Schering-Plough                                     18,400                  320

Schwarz Pharma AG (EUR)                              3,320                   90

Takeda Chemical Industries (JPY)                     1,600                   63

Teva Pharmaceutical ADR                                200                   11

Wyeth                                               11,180                  475

                                                                          4,047

Total Health Care                                                         7,448

INDUSTRIALS & BUSINESS SERVICES 7.5%

Aerospace & Defense  0.3%

Armor Holdings *                                     2,200                   58

European Aeronautic Defense
  & Space (EUR)                                      2,614                   62

General Dynamics                                     1,000                   90

Honeywell International                                300                   10

Lockheed Martin                                      1,000                   51

Mercury Computer Systems *                             900                   23

                                                                            294

Air Freight & Logistics 0.3%

EGL *                                                1,300                   23

Expeditors International
  of Washington                                        200                    8

Forward Air *                                          900                   25

Pacer International *                                1,200                   24

Ryder System                                         1,000                   34

UPS, Class B                                         2,000                  149

UTi Worldwide                                        1,100                   42

                                                                            305

Airlines 0.1%

Frontier Airlines *                                  1,000                   14

Midwest Express Holdings *                           1,100                    5

Qantas Airways (AUD)                                10,222                   25

                                                                             44

Building Products 0.1%

Central Glass (JPY)                                  6,000                   38

Pilkington (GBP)                                    38,686                   66

Trex *                                                 400                   15

                                                                            119

Commercial Services & Supplies 2.0%

Apollo Group, Class A *                              4,050                  275

ARAMARK, Class B                                       200                    5

Buhrmann (EUR)                                       3,286                   29

Cendant *                                            5,500                  122

Central Parking                                      2,000                   30

ChoicePoint *                                        1,300                   50

CompX International                                    900                    6

Consolidated Graphics *                              1,300                   41

Davis Service Group (GBP)                           10,485                   70

Education Management *                                 200                    6

Electro Rent                                           700                    9

First Advantage, Class A *                             200                    4

G&K Services, Class A                                1,000                   37

H&R Block                                            3,600                  199

Herman Miller                                        1,900                   46

Ionics *                                             1,700                   54

KForce.com *                                         1,800                   17

Layne Christensen *                                    300                    4

LECG *                                                 200                    5

New England Business Service                         1,300                   38

R.R. Donnelley                                      14,000                  422

Resources Connection *                               1,500                   41

SOURCECORP *                                           900                   23

Spherion *                                             300                    3

Tetra Tech *                                         2,290                   57

United Stationers *                                    100                    4

Waste Management                                    18,422                  545

Waterlink *                                          1,300                    0

West Corporation *                                     500                   12

                                                                          2,154

Construction & Engineering 0.2%

Acciona (EUR)                                        1,396                   85

Balfour Beatty (GBP)                                 4,631                   18

Eiffage (EUR)                                          296                   35

Insituform Technologies
  Class A *                                          1,300                   21

JGC (JPY)                                            4,000                   42

                                                                            201

Electrical Equipment 0.2%

A.O. Smith                                           2,300                   81

American Superconductor *                              400                    5

Artesyn Technologies *                               2,000                   17

Belden                                               2,600                   55

Draka (EUR) *                                        1,193                   23

LSI Industries                                       1,062                   14

PECO II *                                            1,000                    1

Sumitomo Electric
  Industries (JPY)                                   5,000                   45

Woodward Governor                                      100                    6

                                                                            247

Industrial Conglomerates 2.0%

3M                                                   3,840                  326

DCC (EUR)                                            3,886                   53

General Electric                                    13,700                  424

Hutchison Whampoa (HKD)                             16,600                  122

Sembcorp (SGD)                                     101,000                   75

Siemens (EUR)                                        2,098                  168

Tyco International                                  36,552                  969

                                                                          2,137

Machinery 1.4%

Actuant, Class A *                                   1,240                   45

Cuno *                                                 200                    9

Danaher                                              5,000                  459

Deere                                                5,700                  371

Fanuc (JPY)                                          1,400                   84

Graco                                                1,000                   40

Harsco                                               1,600                   70

IDEX                                                   300                   13

Illinois Tool Works                                    200                   17

Joy Global                                             200                    5

Lindsay Manufacturing                                1,200                   30

Mitsubishi Heavy
  Industries (JPY)                                  23,000                   64

Pall                                                 6,800                  182

Reliance Steel & Aluminum                              400                   13

Saurer (CHF) *                                         564                   25

Singulus Technology (EUR) *                          1,677                   35

SKF, Series B (SEK)                                  1,550                   60

                                                                          1,522

Marine 0.0%

International Shipholding *                            200                    3

                                                                              3

Road & Rail 0.7%

Arriva (GBP)                                         8,598                   58

Burlington Northern Santa Fe                         6,300                  204

Heartland Express                                      351                    8

Knight Transportation *                              1,700                   44

Nippon Express (JPY)                                 8,000                   38

Norfolk Southern                                    13,700                  324

Overnite *                                             600                   14

                                                                            690

Trading Companies & Distributors 0.1%

Mitsubishi (JPY)                                     7,000                   75

Sumitomo (JPY)                                       9,000                   67

                                                                            142

Transportation Infrastructure 0.1%

Kamigumi (JPY)                                       7,000                   49

Macquarie Infrastructure
  Group (AUD)                                        9,989                   26

                                                                             75

Total Industrials & Business Services                                     7,933

INFORMATION TECHNOLOGY 8.1%

Communications Equipment 1.8%

Black Box                                            1,100                   51

Cisco Systems *                                     23,100                  561

Corning *                                           55,500                  579

Emulex *                                               400                   11

Lucent Technologies *                               96,500                  274

Nokia (EUR)                                          3,348                   58

Nokia ADR                                           10,300                  175

Packeteer *                                            500                    8

QLogic *                                             1,200                   62

QUALCOMM                                             1,100                   59

Research In Motion *                                   100                    7

Riverstone Networks *                                2,300                    3

Sagem (EUR)                                            665                   71

Stratos International *                                117                    1

Tekelec *                                              600                    9

                                                                          1,929

Computer & Peripherals 0.6%

Creative Technology (SGD)                            2,700                   29

Dell *                                               9,700                  329

EMC *                                                  400                    5

IBM                                                    300                   28

Lexmark International, Class A *                     1,600                  126

Mitsumi Electric (JPY)                               3,200                   35

NEC Electronics (Restricted shares)
  144A (JPY) *                                         400                   29

Synaptics *                                          1,000                   15

                                                                            596

Electronic Equipment & Instruments 0.4%

Hosiden (JPY)                                        2,400                   28

KEMET *                                              2,800                   38

Kyocera (JPY)                                          600                   40

Littelfuse *                                         1,500                   43

Methode Electronics, Class A                         1,900                   23

Newport *                                              900                   15

Paxar *                                              2,700                   36

Plexus *                                             2,600                   45

Shimadzu (JPY)                                      15,000                   62

TDK (JPY)                                              900                   65

Technitrol *                                           900                   19

Woodhead Industries                                  1,200                   20

                                                                            434

Internet Software & Services 0.4%

InterActiveCorp *                                    5,100                  173

Internet Security Systems *                          1,400                   26

MatrixOne *                                          2,200                   13

Netegrity *                                          1,400                   14

Sonicwall *                                            500                    4

Webex Communications *                                 200                    4

Websense *                                             500                   15

Yahoo! *                                             3,800                  172

                                                                            421

IT Services 1.3%

Accenture, Class A *                                 5,200                  137

Affiliated Computer Services
  Class A *                                          3,300                  180

BISYS Group *                                        1,500                   22

CACl International, Class A *                        1,100                   53

First Data                                           8,468                  348

Fiserv *                                             3,400                  134

Global Payments                                      1,100                   52

Indra Sistemas (EUR)                                 5,255                   67

Iron Mountain *                                      2,050                   81

ITOCHU (JPY)                                         2,200                   69

Logica (GBP)                                         9,515                   44

Maximus *                                            1,400                   55

MPS Group *                                          3,700                   35

Paychex                                              1,400                   52

SunGard Data Systems *                               1,800                   50

Thiel Logistik (EUR) *                               2,088                   11

                                                                          1,390

Office Electronics 0.2%

Canon (JPY)                                          2,000                   93

Konica Minolta Holdings (JPY)                        3,000                   40

Neopost (EUR)                                          784                   40

                                                                            173

Semiconductor & Semiconductor Equipment 1.6%

AMIS Holdings *                                        500                    9

Analog Devices                                       5,400                  247

Applied Materials *                                  7,900                  177

ASML Holding ADS *                                   2,500                   50

ATMI *                                               1,600                   37

Cabot Microelectronics *                               800                   39

Entegris *                                           2,000                   26

Exar *                                               1,600                   27

Intel                                                8,000                  258

Jenoptik (EUR)                                       3,756                   41

Lattice Semiconductor *                                300                    3

Maxim Integrated Products                            6,300                  314

Microchip Technology                                 2,000                   67

Microsemi *                                            500                   12

MKS Instruments *                                    2,300                   67

Mykrolis *                                           2,300                   37

Rohm (JPY)                                             200                   23

Semtech *                                            2,600                   59

Sigmatel *                                             200                    5

Tessera Technologies *                                 800                   15

Texas Instruments                                    4,900                  144

Xilinx *                                             2,400                   93

                                                                          1,750

Software 1.8%

Actuate *                                            1,300                    4

Adobe Systems                                        2,300                   90

Autodesk                                               800                   20

Catapult Communications *                              300                    4

Concord Communications *                               400                    8

FactSet Research Systems                             1,200                   46

FileNet *                                            1,500                   41

Intuit *                                             4,400                  233

Jack Henry & Associates                              3,000                   62

Kronos *                                             2,200                   87

Magma Design Automation *                              700                   16

Mercury Interactive *                                  400                   19

Microsoft                                           27,780                  765

NEC Soft (JPY)                                       1,100                   29

NetIQ *                                                884                   12

Oracle *                                               300                    4

Progress Software *                                  1,200                   24

Quest Software *                                       800                   11

Red Hat *                                            1,200                   22

RSA Security *                                         400                    6

SAP (EUR)                                              906                  152

Siebel Systems *                                     3,000                   42

SPSS *                                                 900                   16

Symantec *                                           2,800                   97

Synopsys *                                             300                   10

Trend Micro (JPY)                                    1,000                   27

Verisity Ltd. *                                        600                    8

VERITAS Software *                                   1,175                   44

Verity *                                             1,000                   17

Wind River Systems *                                 1,400                   12

                                                                          1,928

Total Information Technology                                              8,621

MATERIALS 5.3%

Chemicals 2.3%

Agrium                                              19,500                  321

Airgas                                               3,600                   77

Arch Chemicals                                       1,600                   41

BASF (EUR)                                           2,321                  130

Degussa (EUR)                                        3,547                  124

Dow Chemical                                        10,500                  436

DuPont                                               6,484                  298

Ferro                                                1,600                   44

Great Lakes Chemical                                 5,310                  144

Hercules *                                          12,900                  157

IMC Global                                           3,100                   31

International Flavors
  & Fragrances                                       6,300                  220

Kaneka (JPY)                                        12,000                   90

MacDermid                                              200                    7

Material Sciences *                                  1,200                   12

Minerals Technologies                                1,300                   77

Mitsubishi Gas Chemical (JPY)                        9,000                   31

Potash Corp./Saskatchewan                            2,400                  208

Scotts, Class A *                                      400                   24

Symyx Technologies *                                   300                    6

                                                                          2,478

Construction Materials 0.4%

Aggregate Industries (GBP)                          34,417                   53

Boral (AUD)                                         38,092                  146

Cemex (MXN)                                         15,458                   81

Heidelberger Zement (EUR)                              603                   25

Italcementi (EUR)                                    2,673                   33

RMC (GBP)                                            3,783                   47

                                                                            385

Containers & Packaging 0.0%

Constar International *                                500                    3

Smurfit-Stone Container *                              300                    5

Toyo Seikan Kaisha (JPY)                             3,000                   42

                                                                             50

Metals & Mining 2.1%

Alcoa                                                9,468                  360

Anglo American (GBP)                                 2,560                   55

BHP Billiton (AUD)                                   3,700                   34

Bluescope Steel (AUD)                               33,584                  142

Gerdau ADR                                           8,670                  175

Gibraltar Steel                                        200                    5

Lihir Gold (AUD)                                    21,900                   24

Meridian Gold *                                      1,800                   26

Nippon Steel (JPY)                                  49,000                  105

NN, Inc                                                400                    5

Nucor                                                6,600                  370

Phelps Dodge                                         9,900                  753

SSAB Svenskt Stal
  Series A (SEK)                                     3,869                   69

Steel Dynamics *                                     1,100                   26

Voestalpine (EUR)                                    1,150                   47

                                                                          2,196

Paper & Forest Products 0.5%

Buckeye Technologies *                               2,500                   25

MeadWestvaco                                         7,100                  211

Paperlinx (AUD)                                     13,367                   50

Potlatch                                               200                    7

Weyerhaeuser                                         2,900                  186

                                                                            479

Total Materials                                                           5,588

TELECOMMUNICATION SERVICES 2.8%

Diversified Telecommunication Services 1.1%

AT&T                                                 2,795                   57

Cable & Wireless (GBP)                              24,939                   59

Carso Global Telecom (MXN) *                        60,400                   85

Commonwealth Telephone
  Enterprises *                                        400                   15

NTL *                                                  200                   14

Royal KPN (EUR) *                                   15,804                  122

SBC Communications                                   5,720                  149

Sprint                                              15,500                  255

TDC A/S (DKK)                                        2,778                  100

Tele2 AB, Series B (SEK) *                           1,657                   88

Telecom Italia (EUR) *                              28,413                   84

Telenor (NOK)                                       15,242                  100

Telmex ADR, Series L                                 2,400                   79

                                                                          1,207


Wireless Telecommunication Services 1.7%

America Movil ADR, Series L                          3,300                   90

China Unicom (HKD)                                  38,000                   36

Debitel (EUR)                                        1,530                   18

KDDI (JPY)                                              25                  143

mm02 (GBP) *                                        78,909                  108

Nextel Communications
  Class A *                                         12,900                  362

SK Telecom ADR                                       1,450                   27

Smartone
  Telecommunications (HKD)                          26,000                   27

Spectrasite *                                          900                   31

Telecom Italia Mobile (EUR)                         24,845                  135

Vodafone ADR                                        31,700                  794

Western Wireless, Class A *                            600                   11

                                                                          1,782

Total Telecommunication Services                                          2,989

UTILITIES 1.6%

Electric Utilities  1.2%

Cleco                                                1,200                   22

E.On (EUR)                                           3,048                  199

El Paso Electric *                                   1,000                   13

Exelon                                               3,375                  224

FirstEnergy                                          6,887                  242

Hong Kong Electric (HKD)                            10,100                   40

Iberdrola (EUR)                                      6,350                  125

MVV Energie (EUR)                                      751                   14

TEPCO (JPY)                                          2,400                   53

Tohoku Electric Power (JPY)                          4,500                   75

TXU                                                 10,240                  243

Unisource Energy                                       400                   10

                                                                          1,260

Gas Utilities 0.2%

Australian Gas Light (AUD)                           7,979                   67

Centrica (GBP)                                      29,360                  111

Tokyo Gas (JPY)                                     11,000                   39

                                                                            217

Multi-Utilities & Unregulated Power 0.2%

Constellation Energy Group                           4,700                  184

                                                                            184

Water Utilities 0.0%

Severn Trent (GBP)                                   3,696                   50

                                                                             50

Total Utilities                                                           1,711


Total Common Stocks (Cost  $53,079)                                      69,836

PREFERRED STOCKS 0.1%

Fresenius (EUR) *                                      725                   50

Hugo Boss (EUR)                                      1,693                   34

Porsche (EUR)                                          131                   78

Total Preferred Stocks (Cost  $103)                                         162

CORPORATE BONDS 7.7%

ABN Amro Bank
  7.125%, 6/18/07                                   40,000                   45

AIG Sunamerica Global Financing XII
  144A, 5.30%, 5/30/07                             100,000                  107

Alcan Aluminum
  6.125%, 12/15/33                                  40,000                   40

Allstate Financial Global Funding
  144A, 5.25%, 2/1/07                               35,000                   37

American Electric Power, Series C
  5.375%, 3/15/10                                   30,000                   31

AOL Time Warner
  7.625%, 4/15/31                                   45,000                   52

Appalachian Power, Series E
  4.80%, 6/15/05                                    50,000                   52

Asian Developement Bank
  6.25%, 6/15/11 (AUD)                             295,000                  226

AT&T Wireless, 8.75%, 3/1/31                        30,000                   37

AT&T Wireless Services
  7.875%, 3/1/11                                    30,000                   35

AutoZone, 4.75%, 11/15/10                           30,000                   30

Baker Hughes, 6.875%, 1/15/29                       65,000                   73

Bank of America
  4.875%, 9/15/12                                   65,000                   65

Bank One, 5.25%, 1/30/13                            85,000                   87

BB&T, 6.50%, 8/1/11                                 20,000                   22

Bear Stearns, 4.00%, 1/31/08                        55,000                   56

BHP Finance, 4.80%, 4/15/13                         40,000                   40

Black Hills, 6.50%, 5/15/13                         40,000                   41

Boeing, 8.75%, 8/15/21                              25,000                   32

Bottling Group, 4.625%, 11/15/12                    45,000                   45

British Telecommunications
  VR, 8.375%, 12/15/10                              40,000                   49

Buckeye Partners, 6.75%, 8/15/33                    20,000                   21

Bunge Limited Finance
  144A, 4.375%, 12/15/08                            30,000                   30

Canadian National Railway
  4.40%, 3/15/13                                    40,000                   38

Canadian Natural Resources
  7.20%, 1/15/32                                    90,000                  105

Capital One Bank
  4.25%, 12/1/08                                    40,000                   40

CE Electric UK Funding
  144A, 6.853%, 12/30/04                            55,000                   56

Celulosa Arauco Y Constitucion
  5.125%, 7/9/13                                    40,000                   39

Chevron Phillips Chemical
  5.375%, 6/15/07                                   40,000                   42

CIT Group
  2.875%, 9/29/06                                   20,000                   20

  7.75%, 4/2/12                                     60,000                   71

Citigroup, 5.625%, 8/27/12                          70,000                   74

Citizens Communications
  9.00%, 8/15/31                                    25,000                   29

Clear Channel Communications
  4.625%, 1/15/08                                   40,000                   41

Coca-Cola Enterprises
  6.125%, 8/15/11                                   45,000                   50

Comcast Cable Communications
  5.85%, 1/15/10                                    80,000                   86

ConocoPhillips
  5.90%, 10/15/32                                   45,000                   45

Countrywide Home Loans
  5.50%, 2/1/07                                     35,000                   37

Cox Communications
  7.875%, 8/15/09                                   45,000                   53

DaimlerChrysler
  6.50%, 11/15/13                                   70,000                   74

Deutsche Telekom
  5.25%, 7/22/13                                    40,000                   40

Devon Financing
  6.875%, 9/30/11                                   40,000                   45

Dow Chemical
  6.125%, 2/1/11                                    30,000                   32

Duke Capital, 7.50%, 10/1/09                        40,000                   46

Entergy Gulf States
  5.20%, 12/3/07                                    45,000                   46

Exelon Generation
  144A, 5.35%, 1/15/14                              35,000                   35

Falconbridge L.P.
  7.35%, 6/5/12                                     55,000                   62

Federal Republic of Germany
  5.00%, 5/20/05 (EUR)                             460,000                  600

First Union, 6.40%, 4/1/08                          20,000                   22

FirstEnergy, 5.50%, 11/15/06                        40,000                   41

Florida Power & Light
  5.95%, 10/1/33                                    35,000                   36

Ford Motor Credit
  6.50%, 1/25/07                                   100,000                  107

France Telecom
  VR, 9.25%, 3/1/11                                 20,000                   24

Franklin Resources
  3.70%, 4/15/08                                    15,000                   15

Fred Meyer, 7.45%, 3/1/08                           45,000                   51

Fund American Companies
  5.875%, 5/15/13                                   20,000                   20

General Electric Capital
  3.50%, 5/1/08                                     55,000                   55

  6.00%, 6/15/12                                   100,000                  108

General Motors
  8.375%, 7/15/33                                   50,000                   57

General Motors Acceptance Corp.
  7.25%, 3/2/11                                     55,000                   60

Goldman Sachs Group
  4.125%, 1/15/08                                   60,000                   61

  6.125%, 2/15/33                                   20,000                   20

Government of Canada
  3.50%, 6/1/04 (CAD)                              610,000                  474

  5.25%, 6/1/12 (CAD)                              595,000                  481

HBOS, 144A, 6.00%, 11/1/33                          40,000                   40

Hearst-Argyle Television
  7.00%, 1/15/18                                    35,000                   39

Hertz, 4.70%, 10/2/06                               20,000                   20

Highmark
  144A, 6.80%, 8/15/13                              20,000                   22

Household Finance
  5.75%, 1/30/07                                    20,000                   22

  6.375%, 11/27/12                                  15,000                   16

Hutchison Whampoa
  144A, 5.45%, 11/24/10                            140,000                  142

  144A, 6.50%, 2/13/13                              30,000                   31

IBM, 4.25%, 9/15/09                                 55,000                   56

INTELSAT
  144A, 5.25%, 11/1/08                              20,000                   21

Inter-American Development Bank
  5.00%, 11/15/06 (AUD)                            500,000                  369

International Lease Finance
  6.375%, 3/15/09                                  100,000                  111

J.P. Morgan Chase
  5.75%, 1/2/13                                     50,000                   53

John Deere Capital
  7.00%, 3/15/12                                    55,000                   63

Kaneb Pipe Line Operations
  7.75%, 2/15/12                                    25,000                   28

Kinder Morgan, 6.50%, 9/1/12                        50,000                   55

Lehman Brothers
  4.00%, 1/22/08                                    30,000                   31

Liberty Media
  VR, 2.76%, 3/15/04                                20,000                   20

Marsh & McLennan
  3.625%, 2/15/08                                   20,000                   20

Masco, 5.875%, 7/15/12                              80,000                   86

McCormick, 6.40%, 2/1/06                           125,000                  135

Morgan Stanley
  3.625%, 4/1/08                                    30,000                   30

Motorola, 6.75%, 2/1/06                             25,000                   27

Nationwide Financial Services
  5.90%, 7/1/12                                    100,000                  107

News America
  6.55%, 3/15/33                                    50,000                   52

NLV Financial
  144A, 7.50%, 8/15/33                              30,000                   31

Noram Energy, 6.50%, 2/1/08                         19,000                   20

Northern Trust, 4.60%, 2/1/13                       30,000                   30

Occidental Petroleum
  4.25%, 3/15/10                                    20,000                   20

Office Depot
  6.25%, 8/15/13                                    35,000                   37

Ohio Edison
  144A, 4.00%, 5/1/08                               40,000                   40

Panhandle Eastern Pipe Line
  144A, 4.80%, 8/15/08                              20,000                   20

Pemex Project Funding Master Trust
  7.375%, 12/15/14                                  60,000                   64

PHH Corporation
  7.125%, 3/1/13                                    30,000                   33

Pinnacle West Capital
  6.40%, 4/1/06                                     45,000                   48

Potomac Electric Power
  3.75%, 2/15/06                                    40,000                   41

Principal Life
  144A, 5.125%, 10/15/13                            45,000                   45

Principal Mutual Life Insurance
  144A, 8.00%, 3/1/44                               45,000                   47

Prudential, 3.75%, 5/1/08                           40,000                   40

Public Service of New Mexico
  4.40%, 9/15/08                                    35,000                   36

Pulte Homes, 7.875%, 8/1/11                         35,000                   41

Republic of Chile
  5.50%, 1/15/13                                    45,000                   46

Rouse, REIT, 8.43%, 4/27/05                        125,000                  133

SCA Coordination Center
  144A, 4.50%, 7/15/15                              30,000                   28

Scotland International Finance
  144A, 6.50%, 2/15/11 !!                          100,000                  110

Sealed Air, 144A
  5.375%, 4/15/08                                   40,000                   42

Security Benefit Life Insurance
  144A, 7.45%, 10/1/33                              20,000                   20

Sempra Energy
  6.00%, 2/1/13                                     50,000                   53

SLM Corporation
  4.00%, 1/15/09                                    50,000                   50

Sprint, 6.375%, 5/1/09                              80,000                   86

State Street
  7.65%, 6/15/10                                    70,000                   83

Telefonos de Mexico (Telmex)
  144A, 4.50%, 11/19/08                             20,000                   20

Transocean, 7.50%, 4/15/31                          30,000                   35

TXU Energy
  7.00%, 3/15/13                                    30,000                   33

U.S. Bank NA
  2.85%, 11/15/06                                   40,000                   40

Union Pacific
  6.50%, 4/15/12                                    55,000                   61

Union Planters
  4.375%, 12/1/10                                   30,000                   30

United Mexican States
  6.375%, 1/16/13                                   55,000                   57

United States Cellular
  6.70%, 12/15/33                                   25,000                   25

Univision Communications
  2.875%, 10/15/06                                  20,000                   20

UST, 6.625%, 7/15/12                                70,000                   77

Verizon Florida
  6.125%, 1/15/13                                   35,000                   37

Verizon Global Funding
  7.75%, 12/1/30                                    45,000                   53

Verizon Virginia
  4.625%, 3/15/13                                   30,000                   29

Viacom, 5.625%, 8/15/12                             30,000                   32

Weyerhaeuser, 6.75%, 3/15/12                        45,000                   49

WPD Holdings
  144A, 6.875%, 12/15/07                            25,000                   26

XL Capital Finance
  6.50%, 1/15/12                                    65,000                   71

Total Corporate Bonds (Cost  $7,596)                                      8,226


ASSET-BACKED SECURITIES 1.4%

Capital Auto Receivables Asset Trust
  Series 2002-2, Class CERT
    4.18%, 10/15/07                                109,195                  111

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                  46,610                   47

  Series 2003-A, Class A4
    2.06%, 12/15/09                                 80,000                   79

CIT RV Trust, Series 1998-A
    Class A4, 6.09%, 2/15/12                       121,956                  124

Citibank Credit Card Issuance Trust
  Series 2001, Class C1
    VR, 2.23%, 1/15/04                              55,000                   55

  Series 2002, Class C1
    VR, 2.16%, 2/9/04                               50,000                   50

  Series 2000, Class C1
    7.45%, 9/15/07                                 125,000                  135

Harley-Davidson Motorcycle Trust
  Series 2003-2, Class 2B
    144A, 1.89%, 2/15/11                            61,099                   61

  Series 2003-3, Class B
    2.28%, 5/15/11                                  88,790                   89

Hyundai Auto Receivables Trust
  Series 2003 A, Class D
    4.06%, 10/15/10                                 20,000                   20

  Series 2003-A, Class A4
    3.02%, 10/15/10                                 40,000                   40

MBNA Credit Card Master Trust
  Series 2001-2, Class C, 144A
    VR, 2.31%, 1/15/04                              75,000                   76

MBNA Master Credit Card Trust II
  Series 2000-D, Class C, 144A
    8.40%, 9/15/09                                 125,000                  142

Reliant Energy Transition Bond
  Series 2001-1, Class A4
    5.63%, 9/15/15                                 100,000                  107

TRAINS, Series 10-2002, Class 3C7
    144A, 6.961%, 1/15/12                          170,400                  194

World Financial Network
  Series 2003-A, Class A2
    VR, 1.54%, 1/15/04                             100,000                  101

Total Asset-Backed Securities
(Cost  $1,401)                                                            1,431

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.6%

Banc of America Commercial Mortgage
  Series 2003-1, Class A2, CMO
    4.648%, 9/11/36                                100,000                   99

Bank of America Mortgage Securities
  Series 2003-1, Class A2, CMO
    VR, 4.368%, 1/25/04                            200,000                  200

BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6
    6.35%, 2/25/13                                  93,459                   97

Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1
    4.537%, 9/25/32                                 50,000                   47

  Series 2002-1, Class 1A3
    5.039%, 12/25/23                               175,000                  177

  Series 2002-2, Class 1M1
    5.599%, 9/25/31                                 20,000                   21

Countrywide Home Loans
  Series 2003-60, Class 1A-2, CMO
    5.067%, 2/25/34                                 35,000                   35

  Series 2003-5, Class AF-3
    3.613%, 4/25/30                                 75,000                   76

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B
    CMO, 7.30%, 6/10/32                             75,000                   87

General Electric Capital
  Series 2001-1, Class A2
    CMO, 6.531%, 5/15/33                           100,000                  112

J.P. Morgan Chase
  Series 1999-PLS1, Class A2
    CMO, VR, 7.33%, 2/15/32                         80,000                   91

  Series 2001-CIB2, Class A2
    CMO, 6.244%, 4/15/35                           100,000                  110

  Series 2001-CIBC, Class A3
    CMO, 6.26%, 3/15/33                            250,000                  275

Salomon Brothers Mortgage Securities VII
  Series 2001-C1, Class A2
    CMO, 6.226%, 12/18/35                          150,000                  163

Summit Mortgage Trust
  Series 2002, Class A2, CMO, 144A
    VR, 6.2272%, 2/1/04                             63,000                   63


Total Non-U.S. Government
Mortgage-Backed Securities
(Cost  $1,619)                                                            1,653



U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 6.2%

U.S. Government Agency Obligations +/- 5.1%

Federal Home Loan Mortgage
    5.00%, 12/1/08 - 11/1/33                       720,414                  726

    6.00%, 1/1/34                                  925,000                  956

    7.00%, 6/1/32                                   85,416                   90

    ARM, 4.641%, 1/1/04                             60,409                   61

  CMO
    4.50%, 3/15/16                                 175,000                  176

    5.50%, 4/15/28                                 200,000                  205

  IO
    4.50%, 7/15/11 - 5/15/16                       257,000                   35

Federal National Mortgage Assn.
    4.50%, 5/1/18                                  425,002                  426

    5.50%, 10/1/17 - 12/1/33                       583,349                  596

    6.00%, 10/1/13 - 12/1/31                        93,579                   99

    6.50%, 5/1/17 - 12/1/32                        246,458                  259

    7.00%, 4/1/32                                   24,480                   26

  CMO
    2.91%, 11/25/33                                 55,000                   55

    5.00%, 3/25/15                                 125,000                  130

    5.50%, 7/25/28                                 275,000                  281

  IO
    5.50%, 11/25/28                                 71,560                    8

    6.50%, 2/1/32                                   58,893                   10

  TBA
    5.50%, 1/1/18 - 1/1/33                         870,000                  895

    6.00%, 1/1/33                                  343,000                  355

                                                                          5,389

U.S. Government Obligations 1.1%

Government National Mortgage Assn.
    4.00%, 10/15/18                                198,264                  194

    5.00%, 9/20/33                                  99,220                   98

    6.00%, 4/15/26                                 134,034                  141

    6.50%, 3/15/26 - 9/20/32                       175,531                  186

    7.00%, 9/20/27                                 125,397                  133

    8.00%, 10/15/25 - 6/15/26                       57,105                   62

    8.50%, 12/15/24                                  7,179                    8

    11.50%, 11/15/19                                11,807                   14

TBA
    5.50%, 1/1/33                                  350,000                  355

    6.00%, 1/1/33                                   37,000                   39

                                                                          1,230

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $6,561)                                                            6,619



U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 6.7%


U.S. Government Agency Obligations +/- 2.1%

Federal Home Loan Bank
    5.75%, 5/15/12                                 285,000                  310

Federal Home Loan Mortgage
    4.625%, 2/15/07 (EUR)                          890,000                1,168

    6.25%, 7/15/32                                  95,000                  103

Federal National Mortgage Assn.
    5.125%, 1/2/14                                  35,000                   35

    6.00%, 5/15/11                                 310,000                  344

    7.125%, 1/15/30                                240,000                  289

                                                                          2,249

U.S. Treasury Obligations 4.6%

U.S. Treasury Bonds
    5.375%, 2/15/31                                120,000                  125

    6.00%, 2/15/26                                 100,000                  111

    6.25%, 8/15/23 - 5/15/30                       655,000                  751

    6.375%, 8/15/27                                 50,000                   58

    7.50%, 11/15/16                                 95,000                  121

U.S. Treasury Inflation-Indexed Notes
    1.875%, 7/15/13                                292,120                  290


U.S. Treasury Notes
    1.875%, 11/30/05                               800,000                  802

    2.125%, 8/31/04                                645,000                  649

    3.25%, 8/15/08                                 215,000                  216

    3.50%, 11/15/06                                115,000                  119

    3.875%, 2/15/13                                105,000                  103

    4.25%, 8/15 - 11/15/13                         230,000                  230

    4.75%, 11/15/08                                120,000                  128

    5.875%, 11/15/04                               250,000                  260

    6.50%, 8/15/05 ++                              810,000                  874

                                                                          4,837

Total U.S. Government Agency
Obligations (excluding Mortgage-
Backed) (Cost  $6,597)                                                    7,086

MUNICIPAL BONDS  0.0%

Oregon, 5.892%, 6/1/27                              15,000                   15

Total Municipal Bonds (Cost  $15)                                            15


DOMESTIC BOND MUTUAL FUNDS 7.5%

T. Rowe Price Institutional
      High Yield Fund 7.92% p                      723,090                7,918

Total Domestic Bond

Mutual Funds (Cost  $7,592)                                               7,918


SHORT-TERM INVESTMENTS 5.4%

Money Market Funds 5.4%

T. Rowe Price Reserve Investment
    Fund, 1.13% #                                5,806,962                5,807


Total Short-Term Investments
(Cost  $5,807)                                                            5,807

SECURITIES LENDING COLLATERAL 4.8%

Money Market Pooled Account 0.5%

Investment in money market pooled account
    managed by JPMorgan Chase
    Bank, London, 1.12% #                          533,433                  533

Money Market Trust 4.3%

State Street Bank and Trust Company of
    New Hampshire, N.A.

Securities Lending Quality
    Trust units, 1.20% #                         4,538,774                4,539


Total Securities Lending Collateral
(Cost $5,072)                                                             5,072

Total Investments in Securities
107.2% of Net Assets (Cost $95,442)                            $        113,825
                                                               ----------------

                                                                          Value
--------------------------------------------------------------------------------

Futures Contracts
($ 000s)
                                        Contract      Unrealized
                      Expiration           Value     Gain (Loss)
                      ----------       ---------     ------------

Short, 4 U.S. Treasury
5 year contracts,:$8
of 6.50% U.S. Treasury
Notes pledged as
initial margin            03/04     $      (447)    $        (6)

Short, 8 U.S. Treasury
10 year contracts,:$17
of 6.50% U.S. Treasury
Notes pledged as
initial margin            03/04            (898)            (13)

Net payments (receipts)
of variation
margin to date                                               17

Variation margin
receivable (payable)
on open futures contracts                                                    (2)

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $110,000 and represents 0.1% of net assets

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $1,534,000 and represents 1.4% of net assets

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

ss.  Denominated in U.S. dollar unless otherwise noted


ADR  American Depository Receipts

ADS  American Depository Shares

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

IO Interest Only security for which the fund receives interest on notional principal (par)

JPY  Japanese yen

MXN  Mexican peso

MYR  Malaysian ringgit

NOK  Norwegian krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish krona

SGD  Singapore dollar

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets

Investments in securities, at value (cost $95,442)             $        113,825

Other assets                                                              1,535

Total assets                                                            115,360

Liabilities

Obligation to return securities lending collateral                        5,072

Other liabilities                                                         4,082

Total liabilities                                                         9,154


NET ASSETS                                                     $        106,206
                                                               ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                     $             14

Undistributed net realized gain (loss)                                   (7,415)

Net unrealized gain (loss)                                               18,373

Paid-in-capital applicable to 6,584,625 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       95,234


NET ASSETS                                                     $        106,206
                                                               ----------------

NET ASSET VALUE PER SHARE                                      $          16.13
                                                               ----------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Income
  Dividend                                                       $        1,624

  Interest                                                                1,242

  Securities lending                                                         27

  Other                                                                       1

  Total income                                                            2,894

Investment management and administrative expense                            827

Net investment income (loss)                                              2,067

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             (1,575)

  Capital gain distributions from mutual funds                               14

  Futures                                                                   (45)

  Foreign currency transactions                                             (10)

  Net realized gain (loss)                                               (1,616)

Change in net unrealized gain (loss)
  Securities                                                             20,815

  Futures                                                                    20

  Other assets and liabilities
  denominated in foreign currencies                                           2

  Change in net unrealized gain (loss)                                   20,837

Net realized and unrealized gain (loss)                                  19,221

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        21,288
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report
($ 000s)

                                                       Year
                                                      Ended
                                                   12/31/03            12/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)              $        2,067       $        2,525

  Net realized gain (loss)                          (1,616)              (4,115)

  Change in net unrealized gain (loss)              20,837               (6,788)

  Increase (decrease) in net
  assets from operations                            21,288               (8,378)

Distributions to shareholders
  Net investment income                             (2,097)              (2,517)

  Net realized gain                                    (65)                --

  Decrease in net assets from distributions         (2,162)              (2,517)

Capital share transactions *
  Shares sold                                       12,155               16,924

  Distributions reinvested                           2,163                2,516

  Shares redeemed                                  (16,928)             (22,268)

  Increase (decrease) in net assets from capital
  share transactions                                (2,610)              (2,828)

Net Assets

  Increase (decrease) during period                 16,516              (13,723)

  Beginning of period                               89,690              103,413

  End of period                           $        106,206      $        89,690
                                          -------------------------------------

*Share information
  Shares sold                                          850                1,203

  Distributions reinvested                             149                  184

  Shares redeemed                                   (1,200)              (1,625)

  Increase (decrease) in shares outstanding           (201)                (238)


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report
December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $4,934,000; aggregate collateral consisted of $5,072,000 in money market pooled accounts.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $28,182,000 and $32,717,000, respectively, for the year ended December 31, 2003. Purchases and sales of U.S. government securities aggregated $39,406,000 and $38,868,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $2,162,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                     $        19,783,000

Unrealized depreciation                                              (1,535,000)

Net unrealized appreciation (depreciation)                           18,248,000

Undistributed ordinary income                                            30,000

Capital loss carryforwards                                           (7,306,000)

Paid-in capital                                                      95,234,000

Net assets                                                  $       106,206,000
                                                            -------------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures and forward currency exchange contract transactions; accordingly, $87,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of December 31, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $1,432,000 of capital loss carryforwards that expire in 2009, $3,361,000 that expire in 2010, and $2,513,000 that expire in 2011.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                             $        28,000

Undistributed net realized gain                                         (28,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $95,573,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $107,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $56,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. On May 20, 2003, the fund purchased 681,532 shares of the High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $7,149,000 to the High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $356,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At December 31, 2003, the fund held approximately 1.1% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $383,000 and capital gain distributions of $14,000.

The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Balanced Portfolio indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the investment management fee charged to the fund by the amount of expense incurred by the High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $23,000 during the year ended December 31, 2003.

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

o The fund's distributions to shareholders included $65,000 from short-term capital gains.

o For taxable non-corporate shareholders, $1,370,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

o For corporate shareholders, $198,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Balanced Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
1994
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
1994
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
1994
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds, CFA, CIC
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Fixed Income Series

--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1997
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company
--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Steven G. Brooks, CFA (8/5/54)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Brian E. Burns (10/6/60)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Jennifer A. Callaghan (5/6/69)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Patrick S. Cassidy, CFA (8/27/64)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Mark S. Finn, CFA, CPA (1/14/63)
Vice President, Fixed Income Series
Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Alisa Fiumara, CFA (2/7/74)
Vice President, Fixed Income Series
Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason (to 2000)

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Gregory S. Golczewski (1/15/66)
Vice President, Fixed Income Series
Vice President, T. Rowe Price

--------------------------------------------------------------------------------

Charles B. Hill, CFA (9/22/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Fixed Income Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

--------------------------------------------------------------------------------

Alan D. Levenson, PhD (7/17/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Fixed Income Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (6/9/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

James M. McDonald (9/29/49)
Executive Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Cheryl A. Mickel, CFA (1/11/67)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Mary J. Miller, CFA (7/19/55)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Joan R. Potee (11/23/47)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Robert M. Rubino, CFA (8/2/53)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Mark J. Vaselkiv (7/22/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

--------------------------------------------------------------------------------

Lea C. Ward (6/5/68)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)

--------------------------------------------------------------------------------

Edward A. Wiese, CFA (4/12/59)
President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Vice President, Director, and Chief Investment Officer, T. Rowe Price Savings Bank

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

     The registrant's Board of Directors/Trustees has determined that Mr. David
     K. Fagin qualifies as an audit committee financial expert, as defined in
     Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of
     Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,954                $8,642
     Audit-Related Fees                         456                    --
     Tax Fees                                 2,066                 2,092
     All Other Fees                             124                   132

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

     Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004